UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         March 31, 1999

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Quinn
Title:  Vice President
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
    Peter J. Quinn          Beverly Hills, CA               May 5, 1999
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          32

Form 13F Information Table Value Total:    $4686104
                                         (thousands)
List of Other Included Managers:
NONE

                             Form 13F INFORMATION TABLE
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Airgas, Inc.                   COM              009363102    51776  6182200 SH       SOLE                  5759500            451300
Archstone Communities Trust    COM              039581103    17404   864800 SH       SOLE                   808900             59700
Bear Stearns Companies, Inc.   COM              073902108   197706  4424189 SH       SOLE                  4108409            342135
Columbia/HCA Healthcare Corpor COM              197677107   236644 12496075 SH       SOLE                 11617375            945000
De Beers Consolidated Mines, L COM              240253302   276207 14585200 SH       SOLE                 13538500           1121600
Enesco Group, Inc.             COM              292973104     6846   379000 SH       SOLE                   324800             58800
Equity Office Properties Trust COM              294741103    46464  1831100 SH       SOLE                  1714800            124600
Equity Residential Properties  COM              29476L107   144425  3501200 SH       SOLE                  3248100            272700
Fannie Mae                     COM              313586109   747420 10793064 SH       SOLE                 10081564            773600
Franklin Resources Inc.        COM              354613101    33404  1187700 SH       SOLE                  1097000            102700
Freddie Mac                    COM              313400301   717849 12525172 SH       SOLE                 11643872            945400
General Nutrition Co.          COM              37047f103    90409  6457800 SH       SOLE                  6034300            458900
Gillette Co.                   COM              375766102     2665    44838 SH       SOLE                    44838
Golden West Financial Corp.    COM              381317106   168032  1759500 SH       SOLE                  1642900            123500
Great Lakes Chemical Corp.     COM              390568103    33567   913400 SH       SOLE                   862600             50800
International Game Technology  COM              459902102    66117  4520800 SH       SOLE                  4216500            313500
Johnson & Johnson              COM              478160104   108421  1159580 SH       SOLE                  1090380             73600
Manpower, Inc.                 COM              56418H100   165114  7063700 SH       SOLE                  6595400            493300
Mattel, Inc.                   COM              577081102   190097  7622950 SH       SOLE                  7101075            559575
McDonald's Corporation         COM              580135101     8301   183200 SH       SOLE                   183200
Morgan Stanley, Dean Witter, D COM              617446448     1134    11345 SH       SOLE                    11345
Nike, Inc.  Class B            COM              654106103   176530  3060100 SH       SOLE                  2892500            174500
Octel Corp.                    COM              675727101     1409   115000 SH       SOLE                   114100               900
Old Republic International Cor COM              680223104   103155  5652311 SH       SOLE                  5240073            442938
Olsten Corp.                   COM              681385100    41926  6775900 SH       SOLE                  6320600            486900
PepsiCo, Inc.                  COM              713448108     7148   182400 SH       SOLE                   182400
Philip Morris Companies, Inc.  COM              718154107   523745 14884399 SH       SOLE                 13857099           1105000
Sigma Aldrich Corp.            COM              826552101    80189  2741500 SH       SOLE                  2534300            207200
Smithkline Beecham PLC ADR     COM              832378301    12155   170000 SH       SOLE                   170000
Stanley Works                  COM              854616109   126972  4955000 SH       SOLE                  4578400            398400
Toys ''R'' Us Inc.             COM              892335100    99723  5300915 SH       SOLE                  4907715            423400
UST Inc.                       COM              902911106   203151  7776100 SH       SOLE                  7210200            608200